CASH AND CASH EQUIVALENTS, AND SHORT AND LONG-TERM INVESTMENTS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CASH AND CASH EQUIVALENTS, AND SHORT AND LONG-TERM INVESTMENTS
Cash	R$ 6,800	R$ 10,439
Banks and immediately available investments	2,883,344	2,544,899
Total cash and cash equivalents	2,890,144	2,555,338	R$ 5,063,383	R$ 5,648,080
Held for trading	459,470	821,518
Short-term investments	R$ 459,470	R$ 821,518